Reconciliation of Financial Statement to Form 5500 (Change in Net Assets Available for Benefits) (Details) - EBP002 [Member] $ in Millions	12 Months Ended
Dec. 31, 2025 USD ($)
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
EBP, Change in Net Asset Available for Benefit, Increase (Decrease)	$ 700
EBP, Reconciliation to Form 5500, Change in Net Asset Available for Benefit, Increase (Decrease) from Contract Value to Current Value	41
EBP, Reconciliation to Form 5500, Change in Net Asset Available for Benefit, Increase (Decrease) from Other Adjustment	(1)
EBP, Form 5500 Caption, Net Income (Loss)	$ 740